Related Party Transactions - Schedule of Related Parties and their Relationships With the Company (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Amounts due from related parties	$ 764
Balance at beginning of the year
Less: allowance for expected credit loss	(18)
Provision	(18)
Ending balance	$ (18)
Yujie, Chen [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief executive officer, director and beneficial shareholder of the Company
Grande Holding Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling shareholder
Amounts due to related parties	$ (2,612,698)	(1,821,726)
Weijiang, Zhu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director of certain subsidiaries of the Company
Amounts due to related parties	$ (5,950)
Tin Duk Victor, Chang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of Wicens International Securities Limited, holding 49% equity interest
Amounts due from related parties		6
Ji Feng Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company for which Yujie, Chen served as a director
Amounts due from related parties	$ 2,248
Yellow River Securities Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company for which Yujie, Chen has served as a director since November 5, 2025
Referral services income received from a related party	$ 769,231
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	(2,618,648)	(1,821,726)
Amounts due from related parties	2,230	6
Balance at beginning of the year
Consultation fee paid to senior management			5,769
Referral services income received from a related party	769,231
Less: allowance for expected credit loss	(18)
Ending balance	(18)
Tak Kai Raymond, Tam [Member]
Related Party Transaction [Line Items]
Consultation fee paid to senior management			$ 5,769